FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Apollo Strategic Growth Capital - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 55,943,533	$ 74,642,310	$ 74,642,310
Transfer to Level 1	0		0
Change in fair value of derivative liabilities	(4,154,752)	24,785,058	18,698,777	$ (16,889,088)
Ending Balance	60,098,285		55,943,533	74,642,310
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	21,092,973	23,455,550	23,455,550	0
Transfer to Level 1				(39,745,978)
Change in fair value of derivative liabilities	1,704,322	(7,904,318)	(2,362,577)	5,448,306
Ending Balance	$ 22,797,295	$ 15,551,232	$ 21,092,973	$ 23,455,550